Asset Retirement Obligation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

11. Asset Retirement Obligation

The Company had a post closure reclamation and site restoration obligation of $1,234 as of September 30, 2016. The following is a reconciliation of the total reclamation liability for asset retirement obligations:

Balance at December 31, 2015	$1,180
Additions to liabilities	—
Accretion expenses	54

Balance at September 30, 2016	$1,234

10. Asset Retirement Obligation

The Company has recorded a post-closure reclamation and site restoration obligation in the consolidated balance sheet. The following is a reconciliation of the total reclamation liability for asset retirement obligations.

Balance at December 31, 2013	$204
Additions to liabilities	1,544
Accretion expenses	17

Balance at December 31, 2014	$1,765
Additions to liabilities	105
Reductions to liabilities due to revision of estimates	(719)
Accretion expenses	29

Balance at December 31, 2015	$1,180